Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory.
Schedule of composition of inventory

	2020	2019
Finished products	94,033	106,595
Semi-finished products	56,335	89,239
Raw materials	66,278	50,848
Auxiliary materials and consumables	68,950	76,974
Inventory provisions (i)	(29,074)	(28,398)
	256,522	295,258

Schedule of changes in provision for obsolete and slow-moving inventory

	2020	2019
Balance at the beginning of the year	(28,398)	(23,437)
Additions	(11,439)	(16,171)
Reversals	9,647	11,077
Exchange variation gains	1,116	133
Balance at the end of the year	(29,074)	(28,398)